                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:               811-4997

Exact name of registrant as specified in charter: Delaware Group Equity Funds V

Address of principal executive offices:           2005 Market Street
                                                  Philadelphia, PA 19103

Name and address of agent for service:            Richelle S. Maestro, Esq.
                                                  2005 Market Street
                                                  Philadelphia, PA 19103

Registrant's telephone number,
including area code:                              (800) 523-1918

Date of fiscal year end:                          November 30

Date of reporting period:                         May 31, 2003

Item 1.  Reports to Stockholders

                                        Delaware
                                        Investments (SM)
                                        ---------------------------------------
VALUE-EQUITY                            A member of Lincoln Financial Group(R)






Semiannual Report 2003
-------------------------------------------------------------------------------
                         DELAWARE SMALL CAP VALUE FUND





[Logo] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-----------------------------------------------------------------
FINANCIAL STATEMENTS:
   Statement of Net Assets                                      1
   Statement of Operations                                      4
   Statements of Changes in Net Assets                          5
   Financial Highlights                                         6
   Notes to Financial Statements                               10
-----------------------------------------------------------------















Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Statement                                         Delaware Small Cap Value Fund
  OF NET ASSETS                                   May 31, 2003 (Unaudited)


                                                    Number of          Market
                                                       Shares           Value
--------------------------------------------------------------------------------
Common Stock - 97.27%
--------------------------------------------------------------------------------
Aerospace & Defense - 1.79%
 *+Armor Holdings                                      70,400     $   958,144
 *+DRS Technologies                                   117,300       2,932,500
 *+Herley Industries                                  140,000       2,198,000
                                                                  -----------
                                                                    6,088,644
                                                                  -----------
Banking & Finance - 7.61%
  *Associated Bancorp                                 124,405       4,652,747
   Colonial BancGroup                                 333,300       4,502,883
  *Commercial Federal                                 128,300       2,882,901
   Compass Bancshares                                 168,800       6,220,280
  *Greater Bay Bancorp                                174,700       3,511,470
   Riggs National                                     175,700       2,609,145
  +Sterling Financial                                  65,076       1,550,110
                                                                  -----------
                                                                   25,929,536
                                                                  -----------
Basic Industry/Capital Goods - 20.59%
  *A.O. Smith                                          93,700       2,977,786
  +Agco                                               109,700       1,961,436
   Crane                                              129,600       2,706,048
  +Crown Cork & Seal                                  297,400       1,971,762
  *Federal Signal                                     225,400       4,075,232
  *Florida Rock Industries                             85,100       3,619,303
  *Freeport McMoRan Copper & Gold Class B             142,500       3,127,875
  *Gibraltar Steel                                    108,000       2,088,720
  *Granite Construction                               108,700       2,008,776
  +Griffon                                            344,160       5,293,181
   H.B. Fuller                                        105,600       2,515,392
   Harsco                                              88,400       3,127,592
  +Jacobs Engineering Group                            96,300       3,759,552
  *Kaydon                                             150,900       3,199,080
  +Louisiana-Pacific                                  287,400       2,770,536
  *MacDermid                                          148,100       3,702,500
 *+Mueller Industries                                  76,300       1,998,297
  +Pactiv                                             306,000       5,982,299
   Polyone                                            320,500       1,596,090
  *Spartech                                            90,900       1,808,910
 *+Terex                                              147,702       2,621,711
 *+Tetra Tech                                         141,500       2,398,425
  *Texas Industries                                    74,800       1,653,828
   Universal Forest Products                           45,100         869,077
   Wausau-Mosinee Paper                               207,300       2,332,125
                                                                  -----------
                                                                   70,165,533
                                                                  -----------
Business Services - 3.21%
 *+Handleman                                          198,400       3,618,816
 *+Right Management Consultants                       141,800       1,841,982
   The Brinks Company                                 175,500       2,778,165
 *+United Stationers                                   88,300       2,691,384
                                                                  -----------
                                                                   10,930,347
                                                                  -----------

                                                    Number of          Market
                                                       Shares           Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Consumer Durables - 5.19%
 *+Furniture Brands International                     142,400     $ 3,742,272
   KB Home                                            111,300       6,956,250
  *La-Z-Boy                                           106,300       2,329,033
  +Lear                                                76,900       3,059,082
 *+WCI Communities                                     82,800       1,614,600
                                                                  -----------
                                                                   17,701,237
                                                                  -----------
Consumer Services - 3.57%
Belo Class A                                           94,200       2,204,280
  +CEC Entertainment                                    9,500         326,040
 *+Movie Gallery                                      105,400       1,964,656
  +Rare Hospitality International                     124,000       3,543,920
  +Rent-A-Center                                       62,100       4,125,924
                                                                  -----------
                                                                   12,164,820
                                                                  -----------
Energy - 6.70%
 *+Cal Dive International                             148,800       3,307,824
   Chesapeake Energy                                  403,500       4,119,735
  +Comstock Resources                                 295,100       4,045,821
 *+Grey Wolf                                          528,000       2,365,440
 *+Magnum Hunter Resources                            336,300       2,421,360
  +Newfield Exploration                                92,100       3,450,066
   Southwest Gas                                      147,200       3,128,000
                                                                  -----------
                                                                   22,838,246
                                                                  -----------
Food, Beverage & Tobacco - 4.15%
  *Bunge Limited                                      112,700       3,257,030
  +Constellation Brands                               181,600       5,006,712
  +International Multifoods                           129,900       2,623,980
  +Jack in the Box                                    154,600       3,249,692
                                                                  -----------
                                                                   14,137,414
                                                                  -----------
Healthcare & Pharmaceuticals - 6.26%
 *+Abgenix                                            151,500       1,628,625
 *+Celgene                                             76,800       2,417,664
 *+Community Health Systems                            80,900       1,685,147
  *Cooper Companies                                    67,300       2,323,196
  +Humana                                             318,300       4,134,717
  *Owens & Minor                                      146,200       3,106,750
  +Pharmaceutical Resources                            68,500       2,811,240
  +Protein Design Labs                                224,400       3,211,164
                                                                  -----------
                                                                   21,318,503
                                                                  -----------
Insurance - 6.54%
   AmerUs Group                                       120,700       3,248,037
   Arthur J. Gallagher                                110,600       3,013,850
   Harleysville Group                                 125,700       3,074,622
   Platinum Underwriters Holdings                      65,300       1,803,586
   RenaissanceRe Holdings                             145,400       6,499,380
   W.R. Berkley                                        94,400       4,649,200
                                                                  -----------
                                                                   22,288,675
                                                                  -----------

Statement                                         Delaware Small Cap Value Fund
  OF NET ASSETS (CONTINUED)

                                                    Number of          Market
                                                       Shares           Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Real Estate - 0.83%
  *The St. Joe Company                                93,000      $ 2,829,060
                                                                  -----------
                                                                    2,829,060
                                                                  -----------
REITs - 5.36%
  *Chelsea Property Group                             65,800        2,734,648
   Keystone Property Trust                           129,300        2,346,795
  *Mack-Cali Realty                                   87,100        2,993,627
   Pan Pacific Retail Properties                     121,000        4,754,090
   Prentiss Properties Trust                         103,500        2,987,010
   Reckson Associates Realty                         120,500        2,440,125
                                                                  -----------
                                                                   18,256,295
                                                                  -----------
Retail - 8.13%
  +AnnTaylor Stores                                  120,600        3,083,742
  +Barnes & Noble                                    116,700        2,777,460
 *+Bebe Stores                                       114,800        2,091,656
  +Big 5 Sporting Goods                               70,100          893,775
  +Department 56                                      91,700        1,104,068
 *+Genesco                                           114,300        1,731,645
 *+Goody's Family Clothing                           217,200        1,485,648
 *+Jo-Ann Stores Class A                              71,900        1,633,568
  +Kirkland's                                         54,600          819,000
  +Oakley                                            186,100        2,065,710
   Phillips-Van Heusen                               165,800        2,339,438
  +Shoe Carnival                                      84,900        1,315,101
  +Sports Authority                                  128,800        1,272,544
  +Take-Two Interactive Software                      81,700        2,062,925
 *+Whitehall Jewellers                                65,200          624,616
  *Wolverine World Wide                              130,000        2,388,100
                                                                  -----------
                                                                   27,688,996
                                                                  -----------
Technology - 10.44%
 *+Actel                                             151,700        3,366,223
  +Amdocs Limited                                    277,100        5,406,221
 *+ASM International N.V                             208,800        3,228,048
  +Bell Microproducts                                192,500          789,250
  +Comverse Technology                               294,000        4,471,740
 *+Freemarkets                                       264,100        1,983,391
 *+Insight Enterprises                               207,800        1,816,172
 *+International Rectifier                            96,500        2,526,370
 *+Lawson Software                                   347,400        1,768,266
 *+Photronics                                         96,900        1,631,796
  +Storage Technology                                111,800        3,018,600
   Symbol Technologies                               175,400        2,350,360
 *+Veeco Instruments                                 166,700        3,215,643
                                                                  -----------
                                                                   35,572,080
                                                                  -----------

                                                    Number of          Market
                                                       Shares           Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------

Transportation - 4.95%
   Alexander & Baldwin                                175,200   $   4,761,936
   Arkansas Best                                       96,600       2,559,900
 *+Continental Airlines Class B                       112,300       1,237,546
 *+Kirby                                              104,600       2,876,500
 *+Northwest Airlines Class A                         129,200       1,153,756
 *+SCS Transportation                                  59,800         773,812
   Skywest                                             82,600       1,129,968
 *+Yellow                                              90,600       2,380,968
                                                                -------------
                                                                   16,874,386
                                                                -------------
Utilities - 1.95%
   Black Hills                                         50,200       1,508,510
 *+El Paso Electric Company                           181,900       2,164,610
  *PNM Resources                                      112,600       2,989,530
                                                                -------------
                                                                    6,662,650
                                                                -------------
Total Common Stock (cost $270,645,009)                           331,446,422
                                                                -------------
Warrants - 0.01%
  +Magnum Hunter Resources                             49,500          17,573
                                                                -------------
Total Warrants (cost $0)                                               17,573
                                                                -------------

                                                    Principal
                                                       Amount
--------------------------------------------------------------------------------
Repurchase Agreements - 3.03%
--------------------------------------------------------------------------------
  With BNP Paribas 1.24%
    6/2/03 (dated 5/30/03,
    collateralized by $3,542,000
    U.S. Treasury Bills due 8/28/03,
    market value $3,533,231)                       $3,464,000       3,464,000

  With Cantor Fitzgerald 1.24%
    6/2/03 (dated 5/30/03,
    collateralized by $1,155,000
    U.S. Treasury Notes 5.25% due
    5/15/04, market value $1,202,262
    and $532,000 U.S. Treasury Notes
    7.25% due 5/15/04,
    market value $564,504)                          1,731,000       1,731,000

  With J. P. Morgan Securities 1.18%
    6/2/03 (dated 5/30/03,
    collateralized by $879,000
    U.S. Treasury Notes 2.125%
    due 8/31/04, market value $891,250)               873,000         873,000

  With UBS Warburg 1.24%
    6/2/03 (dated 5/30/03,
    collateralized by $3,965,566
    U.S. Treasury Notes 7.875% due
    11/15/04, market value $4,358,122)              4,272,000       4,272,000
                                                                -------------

  Total Repurchase Agreements
    (cost $10,340,000)                                             10,340,000
                                                                -------------

Statement                                         Delaware Small Cap Value Fund
  OF NET ASSETS (CONTINUED)


--------------------------------------------------------------------------------
Total Market Value of Securities - 100.31%
  (cost $280,985,009)                                          $ 341,803,995
Short Term Investments Held as Collateral for
  Loaned Securities- 21.23% (cost $72,331,535)++                  72,331,535
Obligation to Return Securities Lending
  Collateral - (21.23%)++                                        (72,331,535)
Liabilities Net of Receivables and
  Other Assets - (0.31%)                                          (1,072,614)
                                                               -------------
Net Assets Applicable to 11,989,149 Shares
  Outstanding - 100.00%                                        $ 340,731,381
                                                               -------------

Net Asset Value - Delaware Small Cap Value Fund
  Class A ($193,690,628 / 6,728,497 Shares)                           $28.79
                                                                      ------
Net Asset Value - Delaware Small Cap Value Fund
  Class B ($87,380,343 / 3,149,478 Shares)                            $27.74
                                                                      ------
Net Asset Value - Delaware Small Cap Value Fund
  Class C ($36,645,880 / 1,321,362 Shares)                            $27.73
                                                                      ------
Net Asset Value - Delaware Small Cap Value Fund
  Class R ($28.79 / 1 Share)                                          $28.79
                                                                      ------
Net Asset Value - Delaware Small Cap Value Fund
  Institutional Class ($23,014,501 / 789,811 Shares)                  $29.14
                                                                      ------

Components of Net Assets at May 31, 2003:
Shares of beneficial interest
  (unlimited authorization-- no par)                           $ 273,903,723
Accumulated net investment loss                                     (705,051)
Accumulated net realized gain on investments                       6,713,723
Net unrealized appreciation of investments                        60,818,986
                                                               -------------
Total net assets                                               $ 340,731,381
                                                               -------------

*  Fully or partially on loan.

+  Non-income producing security for the period ended May 31, 2003.

++ See Note 7 in "Notes to Financial Statements".

Summary of Abbreviation:
REITs -- Real Estate Investment Trusts

Net Asset Value and Offering Price per Share -
  Delaware Small Cap Value Fund
Net asset value Class A (A)                                           $28.79
Sales charge (5.75% of offering price, or 6.11%
  of amount invested per share) (B)                                     1.76
                                                                      ------
Offering price                                                        $30.55
                                                                      ------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                             Delaware Small Cap Value Fund
  OF OPERATIONS                       Six Months Ended May 31, 2003 (Unaudited)


Investment Income:
   Dividends                                                        $  1,967,872
   Interest                                                               83,580
   Securities lending income                                              34,555    $  2,086,007
                                                                    ------------    ------------

Expenses:
   Management fees                                                     1,145,289
   Distribution expenses - Class A                                       259,176
   Distribution expenses - Class B                                       402,630
   Distribution expenses - Class C                                       163,296
   Dividend disbursing and transfer agent fees and expenses              593,800
   Accounting and administration expenses                                 69,300
   Reports and statements to shareholders                                 58,200
   Registration fees                                                      26,000
   Professional fees                                                      25,733
   Trustees' fees                                                          6,670
   Custodian fees                                                          5,824
   Other                                                                  38,967       2,794,885
                                                                                    ------------

   Less expenses paid indirectly                                                          (3,827)
                                                                                    ------------
   Total expenses                                                                      2,791,058
                                                                                    ------------
Net Investment Loss                                                                     (705,051)
                                                                                    ------------
Net Realized and Unrealized Gain on Investments:
Net realized gain on investments                                                       7,103,080
Net change in unrealized appreciation/depreciation of investments                     22,710,203
                                                                                    ------------
Net Realized and Unrealized Gain on Investments                                       29,813,283
                                                                                    ------------

Net Increase in Net Assets Resulting from Operations                                $ 29,108,232
                                                                                    ============


See accompanying notes

Statements
  OF CHANGES IN NET ASSETS                        Delaware Small Cap Value Fund


                                                                                  Six Months              Year
                                                                                    Ended                 Ended
                                                                                   5/31/03              11/30/02
                                                                                 (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment loss                                                          $    (705,051)        $  (1,575,259)
   Net realized gain on investments                                                 7,103,080            10,377,973
   Net change in unrealized appreciation/depreciation of investments               22,710,203            (8,631,264)
                                                                                -------------         -------------
   Net increase in net assets resulting from operations                            29,108,232               171,450
                                                                                -------------         -------------

Dividends and Distributions to Shareholders:
   From net realized gain on investments:
     Class A                                                                         (599,160)          (17,247,310)
     Class B                                                                       (5,630,292)           (8,097,635)
     Class C                                                                       (2,772,312)           (3,057,305)
     Institutional Class                                                           (1,095,652)           (1,580,182)
                                                                                -------------         -------------
                                                                                  (10,097,416)          (29,982,432)
                                                                                -------------         -------------

Capital Share Transactions:
   Proceeds from shares sold:
     Class A                                                                       15,555,802            70,648,350
     Class B                                                                        4,574,041            32,584,526
     Class C                                                                        4,375,771            13,692,546
     Class R                                                                               29                    --
     Institutional Class                                                            3,113,497             9,590,718

   Net asset value of shares issued upon reinvestment of dividends and distributions:
     Class A                                                                        5,300,415            16,160,406
     Class B                                                                        2,552,230             7,394,694
     Class C                                                                        1,028,701             2,807,911
     Institutional Class                                                              599,160             1,580,182
                                                                                -------------         -------------
                                                                                   37,099,646           154,459,333
                                                                                -------------         -------------

  Cost of shares repurchased:
     Class A                                                                      (19,057,742)          (73,037,419)
     Class B                                                                      (10,684,448)          (27,817,580)
     Class C                                                                       (4,881,874)          (10,835,304)
     Institutional Class                                                           (1,690,698)           (8,642,412)
                                                                                -------------         -------------
                                                                                  (36,314,762)         (120,332,715)
                                                                                -------------         -------------
Increase in net assets derived from capital share transactions                        784,884            34,126,618
                                                                                -------------         -------------
Net Increase in Net Assets                                                         19,795,700             4,315,636

Net Assets:
Beginning of period                                                               320,935,681           316,620,045
                                                                                -------------         -------------
End of period                                                                   $ 340,731,381         $ 320,935,681
                                                                                =============         =============


See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:


---------------------------------------------------------------------------------------------------------------------------------
                                                                                 Delaware Small Cap Value Fund Class A
---------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                   Ended
                                                                 5/31/03(1)                      Year Ended
                                                                (Unaudited)  11/30/02   11/30/01   11/30/00   11/30/99  11/30/98
Net asset value, beginning of period                              $27.120     $29.350    $25.980    $24.680    $25.480   $29.790

Income (loss) from investment operations:
Net investment income (loss)(2)                                    (0.028)     (0.060)     0.059      0.091      0.098     0.215
Net realized and unrealized gain (loss) on investments              2.541       0.574      4.429      1.594     (0.735)   (2.285)
                                                                  -------     -------    -------    -------    -------   -------
Total from investment operations                                    2.513       0.514      4.488      1.685     (0.637)   (2.070)
                                                                  -------     -------    -------    -------    -------   -------

Less dividends and distributions:
From net investment income                                         --              --     (0.026)    (0.080)    (0.163)   (0.140)
In excess of net investment income                                 --              --     (0.045)        --         --        --
From net realized gain on investments                              (0.843)     (2.744)    (1.047)    (0.305)        --    (2.100)
                                                                  -------     -------    -------    -------    -------   -------
Total dividends and distributions                                  (0.843)     (2.744)    (1.118)    (0.385)    (0.163)   (2.240)
                                                                  -------     -------    -------    -------    -------   -------

Net asset value, end of period                                    $28.790     $27.120    $29.350    $25.980    $24.680   $25.480
                                                                  =======     =======    =======    =======    =======   =======

Total return(3)                                                     9.64%       1.60%     17.66%      7.04%     (2.51%)   (7.47%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $193,691    $180,696   $182,925   $151,044   $209,886  $271,192
Ratio of expenses to average net assets                             1.59%       1.63%      1.58%      1.68%      1.60%     1.39%
Ratio of net investment income (loss) to average net assets        (0.22%)     (0.21%)     0.21%      0.37%      0.38%     0.81%
Portfolio turnover                                                    30%         47%        72%        56%        37%       38%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information for the six months ended May 31, 2003, and the years ended November 30, 2002, 2001, 2000 and 1999.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


---------------------------------------------------------------------------------------------------------------------------------
                                                                                 Delaware Small Cap Value Fund Class B
---------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                   Ended
                                                                 5/31/03(1)                      Year Ended
                                                                (Unaudited)  11/30/02   11/30/01   11/30/00   11/30/99  11/30/98
Net asset value, beginning of period                             $26.260     $28.680    $25.520   $24.340     $25.140   $29.460

Income (loss) from investment operations:
Net investment income (loss)(2)                                   (0.113)     (0.252)    (0.138)   (0.079)     (0.081)    0.052
Net realized and unrealized gain (loss) on investments             2.436       0.576      4.345     1.564      (0.719)   (2.272)
                                                                 -------     -------    -------   -------     -------   -------
Total from investment operations                                   2.323       0.324      4.207     1.485      (0.800)   (2.220)
                                                                 -------     -------    -------   -------     -------   -------

Less dividends and distributions:
From net realized gain on investments                             (0.843)     (2.744)    (1.047)   (0.305)         --    (2.100)
                                                                 -------     -------    -------   -------     -------   -------
Total dividends and distributions                                 (0.843)     (2.744)    (1.047)   (0.305)         --    (2.100)
                                                                 -------     -------    -------   -------     -------   -------

Net asset value, end of period                                   $27.740     $26.260    $28.680   $25.520     $24.340   $25.140
                                                                 =======     =======    =======   =======     =======   =======

Total return(3)                                                    9.26%       0.91%     16.83%     6.27%      (3.18%)   (8.08%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $87,380     $86,641    $83,648   $58,156     $76,894   $83,899
Ratio of expenses to average net assets                            2.29%       2.33%      2.28%     2.38%       2.30%     2.09%
Ratio of net investment income (loss) to average net assets       (0.92%)     (0.91%)    (0.49%)   (0.33%)     (0.32%)    0.11%
Portfolio turnover                                                   30%         47%        72%       56%         37%       38%



(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information for the six months ended May 31, 2003, and the years ended November 30, 2002, 2001, 2000 and 1999.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 Delaware Small Cap Value Fund Class C
---------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                   Ended
                                                                 5/31/03(1)                      Year Ended
                                                                (Unaudited)  11/30/02   11/30/01   11/30/00   11/30/99  11/30/98
Net asset value, beginning of period                              $26.250     $28.670   $25.510   $24.320     $25.120   $29.440

Income (loss) from investment operations:
Net investment income (loss)(2)                                    (0.113)     (0.251)   (0.135)   (0.079)     (0.081)    0.036
Net realized and unrealized gain (loss) on investments              2.436       0.575     4.342     1.574      (0.719)   (2.256)
                                                                  -------     -------   -------   -------     -------   -------
Total from investment operations                                    2.323       0.324     4.207     1.495      (0.800)   (2.220)
                                                                  -------     -------   -------   -------     -------   -------

Less dividends and distributions:
From net realized gain on investments                              (0.843)     (2.744)   (1.047)   (0.305)         --    (2.100)
                                                                  -------     -------   -------   -------     -------   -------
Total dividends and distributions                                  (0.843)     (2.744)   (1.047)   (0.305)         --    (2.100)
                                                                  -------     -------   -------   -------     -------   -------

Net asset value, end of period                                    $27.730     $26.250   $28.670   $25.510     $24.320   $25.120
                                                                  =======     =======   =======   =======     =======   =======

Total return(3)                                                     9.26%       0.91%    16.88%     6.27%      (3.19%)   (8.08%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $36,646     $34,140   $31,823   $20,822     $25,818   $31,041
Ratio of expenses to average net assets                             2.29%       2.33%     2.28%     2.38%       2.30%     2.09%
Ratio of net investment income (loss) to average net assets        (0.92%)     (0.91%)   (0.49%)   (0.33%)     (0.32%)    0.11%
Portfolio turnover                                                    30%         47%       72%       56%         37%       38%


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information for the six months ended May 31, 2003, and the years ended November 30, 2002, 2001, 2000 and 1999.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

** As of May 31, 2003, Delaware Small Cap Value Fund Class R had one share outstanding, representing the initial share purchase. Shareholder data for this class is not disclosed because management does not believe it to be meaningful.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Small Cap Value Fund Institutional Class
---------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                   Ended
                                                                 5/31/03(1)                      Year Ended
                                                                (Unaudited)  11/30/02   11/30/01   11/30/00   11/30/99  11/30/98
Net asset value, beginning of period                               $27.400   $29.540    $26.130    $24.830    $25.640    $29.950

Income (loss) from investment operations:
Net investment income(2)                                             0.010     0.026      0.144      0.165      0.174      0.160
Net realized and unrealized gain (loss) on investments               2.573     0.578      4.458      1.600     (0.741)    (2.150)
                                                                   -------   -------    -------    -------    -------    -------
Total from investment operations                                     2.583     0.604      4.602      1.765     (0.567)    (1.990)
                                                                   -------   -------    -------    -------    -------    -------

Less dividends and distributions:
From net investment income                                              --        --     (0.100)    (0.160)    (0.243)    (0.220)
In excess of net investment income                                      --        --     (0.045)        --         --         --
From net realized gain on investments                               (0.843)   (2.744)    (1.047)    (0.305)        --     (2.100)
                                                                   -------   -------    -------    -------    -------    -------
Total dividends and distributions                                   (0.843)   (2.744)    (1.192)    (0.465)    (0.243)    (2.320)
                                                                   -------   -------    -------    -------    -------    -------

Net asset value, end of period                                     $29.140   $27.400    $29.540    $26.130    $24.830    $25.640
                                                                   =======   =======    =======    =======    =======    =======

Total return(3)                                                      9.84%     1.88%     18.09%      7.35%     (2.23%)    (7.16%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $23,014   $19,459    $18,224    $10,992    $10,936   $113,930
Ratio of expenses to average net assets                              1.29%     1.33%      1.28%      1.38%      1.30%      1.09%
Ratio of net investment income to average net assets                 0.08%     0.09%      0.51%      0.67%      0.68%      1.11%
Portfolio turnover                                                     30%       47%        72%        56%        37%        38%



(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information for the six months ended May 31, 2003, and the years ended November 30, 2002, 2001, 2000 and 1999.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Notes                                             Delaware Small Cap Value Fund
  TO FINANCIAL STATEMENTS                         May 31, 2003 (Unaudited)


Delaware Group Equity Funds V (the "Trust") is organized as a Delaware business trust and offers three series: Delaware Retirement Income Fund, Delaware Small-Cap Contrarian Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation - All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $3,668 for the period ended May 31, 2003. In addition, the Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended May 31, 2003 were approximately $159. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".


2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. No distribution expenses are paid by the Institutional Class shares.

At May 31, 2003, the Fund had liabilities payable to affiliates as follows:

 Investment management fee payable to DMC                   $32,841
 Dividend disbursing, transfer agent fees,
 accounting and other expenses payable to DSC               103,656
 Other expenses payable to DMC and affiliates                 9,587

For the period ended May 31, 2003, DDLP earned $12,214 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

Notes                                             Delaware Small Cap Value Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

3. Investments
For the period ended May 31, 2003, the Fund made purchases of $43,864,236 and sales of $49,129,943 of investment securities other than U.S. government securities and short-term investments.

At May 31, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2003, the cost of investments was $281,107,926. At May 31, 2003, the net unrealized appreciation was $60,696,069 of which $75,007,252 related to unrealized appreciation of investments and $14,311,183 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended May 31, 2003 and year ended November 30, 2002, were as follows:

                                                 Six Months        Year
                                                   Ended           Ended
                                                  5/31/03*       11/30/02
                                                  --------       --------
Long-term capital gains                         $10,097,416     $29,982,432

* Tax information for the period ended May 31, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                   $273,903,723
Net investment loss                                                 (705,051)
Undistributed net realized gain on investments                     6,836,640
Net unrealized appreciation of investments                        60,696,069
                                                                ------------
Net assets                                                      $340,731,381
                                                                ============

5. Capital Shares
Transactions in capital shares were as follows:

                                                 Six Months          Year
                                                    Ended            Ended
                                                   5/31/03         11/30/02
Shares sold:
  Class A                                          605,106         2,374,998
  Class B                                          183,773         1,133,854
  Class C                                          177,573           482,202
  Class R                                                1                --
  Institutional Class                              120,929           329,019

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                          208,596           585,947
  Class B                                          103,918           275,100
  Class C                                           41,902           104,496
  Institutional Class                               23,322            56,861
                                                ----------        ----------
                                                 1,465,120         5,342,477
                                                ----------        ----------
Shares repurchased:
  Class A                                         (748,348)       (2,530,736)
  Class B                                         (437,889)       (1,025,600)
  Class C                                         (198,840)         (395,887)
  Institutional Class                              (64,631)         (292,537)
                                                ----------        ----------
                                                (1,449,708)       (4,244,760)
                                                ----------        ----------
Net increase                                        15,412         1,097,717
                                                ==========        ==========

For the period ended May 31, 2003, and the year ended November 30, 2002, 33,772 Class B shares were converted to 32,636 Class A shares valued at $835,566 and 4,059 Class B shares were converted to 3,937 Class A shares valued at $105,307, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

Notes                                             Delaware Small Cap Value Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2003, or at any time during the period.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities held outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. At May 31, 2003, the market value of securities on loan was $72,898,776.

The securities on loan were collateralized by the following:

Description                                                Market Value
-----------                                                ------------
Canadian Imperial Bank NY 1.4095% 10/9/03                   $   409,795
Morgan Stanley Dean Witter Discover 1.41% 6/30/04               819,786
Racers Series 2002-35-C 1.6091% 4/15/04                       2,041,200
Merrill Lynch Mortgage Capital 1.475% 6/6/03                  2,049,465
Wilmington Trust Company 1.2599%  7/21/03                     2,055,784
Goldman Sachs Group LP 1.515% 7/14/03                         2,869,250
Barclays London 1.27% 6/17/03                                 3,283,524
Fannie Mae 1.315% 1/29/04                                    20,493,881
UBS Warburg LLC 1.375% 6/2/03                                38,308,850
                                                            -----------
                                                            $72,331,535
                                                            -----------

8. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and medium-sized companies and may be subject to certain risks associated with ownership of securities of small- and medium-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Value Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of Trustees                               Affiliated Officers                        Contact Information

Jude T. Driscoll                                Michael P. Bishof                          Investment Manager
Chairman                                        Senior Vice President and Treasurer        Delaware Management Company
Delaware Investments Family of Funds            Delaware Investments Family of Funds       Philadelphia, PA
Philadelphia, PA                                Philadelphia, PA
                                                                                           International Affiliate
Walter P. Babich                                Richelle S. Maestro                        Delaware International Advisers Ltd.
Board Chairman                                  Senior Vice President,                     London, England
Citadel Construction Corporation                General Counsel and Secretary
King of Prussia, PA                             Delaware Investments Family of Funds       National Distributor
                                                Philadelphia, PA                           Delaware Distributors, L.P.
David K. Downes                                                                            Philadelphia, PA
President and Chief Executive Officer
Delaware Investments Family of Funds                                                       Shareholder Servicing, Dividend
Philadelphia, PA                                                                           Disbursing and Transfer Agent
                                                                                           Delaware Service Company, Inc.
John H. Durham                                                                             2005 Market Street
Private Investor                                                                           Philadelphia, PA 19103-7094
Gwynedd Valley, PA
                                                                                           For Shareholders
John A. Fry                                                                                800 523-1918
President
Franklin & Marshall College                                                                For Securities Dealers and Financial
Lancaster, PA                                                                              Institutions Representatives Only
                                                                                           800 362-7500
Anthony D. Knerr
Managing Director                                                                          Web site
Anthony Knerr & Associates                                                                 www.delawareinvestments.com
New York, NY

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN



(7909)                                                       Printed in the USA
SA-021 [5/03] IVES 7/03                                                   J9273

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


2003 Semiannual Shareholder Report
----------------------------------
- Delaware Retirement Income Fund
- Delaware Small Cap Contrarian Fund

Statement of Net Assets


DELAWARE RETIREMENT INCOME FUND
------------------------------
May 31, 2003 (Unaudited)
                                                       Number of      Market
                                                        Shares         Value
Common Stock- 39.58%
Banking, Finance & Insurance - 6.56%
Bank of America                                            818       $ 60,696
JP Morgan Chase & Co.                                      900         29,574
Mellon Financial                                         2,100         57,057
Morgan Stanley & Co.                                     1,900         86,925
                                                                     --------
                                                                      234,252
                                                                     --------
Chemicals - 2.89%
Air Products & Chemicals                                 1,100         47,949
Rohm & Haas                                              1,700         55,131
                                                                     --------
                                                                      103,080
                                                                     --------
Computers & Technology - 1.62%
Pitney Bowes                                             1,500         57,615
                                                                     --------
                                                                       57,615
                                                                     --------
Consumer Products - 1.46%
Kimberly-Clark                                           1,000         51,930
                                                                     --------
                                                                       51,930
                                                                     --------
Electronics & Electrical Equipment - 3.47%
Emerson Electric                                         1,200         62,760
Raytheon                                                 1,900         60,876
                                                                     --------
                                                                      123,636
                                                                     --------
Energy - 2.42%
ChevronTexaco                                              600         42,564
Exxon Mobil                                              1,200         43,680
                                                                     --------
                                                                       86,244
                                                                     --------
Food, Beverage & Tobacco - 7.01%
General Mills                                            1,500         70,170
Heinz (H.J.)                                             1,500         49,605
Kellogg Company                                          1,700         59,840
PepsiCo                                                  1,600         70,719
                                                                     --------
                                                                      250,334
                                                                     --------
Healthcare & Pharmaceuticals - 1.84%
Wyeth                                                    1,500         65,775
                                                                     --------
                                                                       65,775
                                                                     --------
Investment Company - 1.61%
Gladstone Capital                                        3,000         57,570
                                                                     --------
                                                                       57,570
                                                                     --------
Paper & Forest Products - 0.56%
Georgia-Pacific                                          1,160         20,068
                                                                     --------
                                                                       20,068
                                                                     --------
REITs - 8.19%
Apartment Investment & Management                        2,000         70,460
Crescent Real Estate Equities                            2,900         47,125
Friedman Billings Ramsey Group Class A                   5,925         78,802
Ramco-Gershenon Properties                               4,100         95,899
                                                                     --------
                                                                      292,286
                                                                     --------
Telecommunications - 0.86%
SBC Communications                                       1,200         30,552
                                                                     --------
                                                                       30,552
                                                                     --------

Delaware Retirement Income Fund
                                                      Number of       Market
                                                        Shares         Value
Common Stock (Continued)
Utilities - 1.09%
Duke Energy                                              2,000       $   38,760
                                                                     ----------
                                                                         38,760
                                                                     ----------
Total Common Stock (cost $1,356,500)                                  1,412,102
                                                                     ----------


                                                      Principal
                                                        Amount


Corporate Bonds- 20.48%
Automobiles & Automotive Parts - 0.49%
#Advanced Accessory Systems 144A 10.75% 6/15/11        $ 4,000            4,100
CSK Auto 12.00% 6/15/06                                 12,000           13,260
                                                                     ----------
                                                                         17,360
                                                                     ----------
Banking, Finance & Insurance - 0.99%
#Crum & Forster 144A 10.375% 6/15/13                     4,000            3,910
#Farmers Exchange Capital 144A 7.20% 7/15/48             5,000            4,047
Finova Group 7.50% 11/15/09                              9,000            3,713
Forest City Enterprises 7.625% 6/1/15                    9,000            9,293
Technical Olympic USA 10.375% 7/1/12                     5,000            5,250
TIG Holdings 8.125% 4/15/05                              5,000            4,725
#Zurich Capital Trust 144A 8.376% 6/1/37                 4,000            4,385
                                                                     ----------
                                                                         35,323
                                                                     ----------
Building & Materials - 0.47%
#K Hovnanian Enterprises 144A 7.75% 5/15/13              5,000            5,113
#Lone Star Industries 144A 8.85% 6/15/05                 6,000            5,910
Schuler Homes 10.50% 7/15/11                             5,000            5,625
                                                                     ----------
                                                                         16,648
                                                                     ----------

Cable, Media & Publishing - 3.15%
American Media Operation 10.25% 5/1/09                   5,000            5,438
CSC Holdings 10.50% 5/15/16                             12,000           13,409
Dex Media East 12.125% 11/15/12                          8,000            9,400
#DirecTV Holdings 144A 8.375% 3/15/13                    2,000            2,225
Echostar DBS 10.375% 10/1/07                             8,000            8,870
Insight Midwest
   9.75% 10/1/09                                         2,000            2,100
   10.50% 11/1/10                                        4,000            4,340
#Lamar Media 144A 7.25% 1/1/13                          20,000           20,731
Lodgenet Entertainment 10.25% 12/15/06                   8,000            8,160
Mediacom Broadband 11.00% 7/15/13                        6,000            6,630
Nextmedia Operating 10.75% 7/1/11                        4,000            4,400
#PEI Holdings 144A 11.00% 3/15/10                        5,000            5,475
#RH Donnelley Finance 144A 10.875% 12/15/12              3,000            3,413
Vertis 10.875% 6/15/09-00                                5,000            4,850
#Vertis 144A
   9.75% 4/1/09                                          4,000            4,110
   10.875% 6/15/09                                       2,000            1,940
++XM Satellite Radio 14.00% 12/31/09                     9,377            6,822
                                                                     ----------
                                                                        112,313
                                                                     ----------
Chemicals - 1.29%
+#HMP Equity Holdings 144A 15.433% 5/15/08               3,000            1,440
Huntsman International 9.875% 3/1/09                     9,000            9,225
IMC Global
   6.55% 1/15/05                                         2,000            2,000
   7.625% 11/1/05                                        6,000            6,090
Lyondell Chemical 9.50% 12/15/08                         4,000            3,850
MacDermid 9.125% 7/15/11                                 4,000            4,460
#Omnova Solutions 144A 11.25% 6/1/10                     9,000            9,405
#PolyOne 144A 10.625% 5/15/10                            4,000            3,820
Solutia
   6.72% 10/15/37                                        2,000            1,470
   11.25% 7/15/09                                        5,000            4,125
                                                                     ----------
                                                                         45,885
                                                                     ----------

Delaware Retirement Income Fund

                                                      Principal      Market
                                                       Amount         Value
Corporate Bonds (Continued)
Computers & Technology - 0.62%
Amkor Technology 9.25% 2/15/08                         $ 5,000       $ 5,225
#Amkor Technology 144A 7.75% 5/15/13                     2,000         1,908
Asat Finance 12.50% 11/1/06                              1,950         1,570
#Sanmina 144A 10.375% 1/15/10                           12,000        13,379
                                                                     -------
                                                                      22,082
                                                                     -------
Consumer Products - 1.56%
Alderwoods Group 12.25% 1/2/09                           7,000         7,315
American Greetings 11.75% 7/15/08                       12,000        13,964
#Brickman Group 144A 11.75% 12/15/09                     3,000         3,353
Corrections of America 7.50% 5/1/11                      5,000         5,138
#Jafra Cosmetics 144A 10.75% 5/15/11                    10,000        10,250
Petco Animal Supplies 10.75% 11/1/11                     7,000         7,893
Salton 12.25% 4/15/08                                    8,000         7,560
                                                                     -------
                                                                      55,473
                                                                     -------
Energy - 2.46%
#Citgo Petroleum 144A 11.375% 2/1/11                    10,000        11,199
El Paso Natural Gas 6.75% 11/15/03                       4,000         4,025
#El Paso Natural Gas 144A 8.375% 6/15/32                 5,000         5,125
#El Paso Production Holdings 144A 7.75% 6/1/13           9,000         8,978
#Frontier Escrow 144A 8.00% 4/15/13                      7,000         7,228
Hanover Equipment Trust 8.50% 9/1/08                     4,000         4,100
Key Energy Services 6.375% 5/1/13                        5,000         5,088
#Southern Natural Gas 144A 8.875% 3/15/10                3,000         3,270
Tennessee Gas Pipeline 8.375% 6/15/32                    9,000         9,225
#Tesoro Petroleum 144A 8.00% 4/15/08                     9,000         9,045
Transcontinental Gas Pipeline
   6.125% 1/15/05                                        2,000         2,020
   6.25% 1/15/08                                        13,000        12,934
   8.875% 7/15/12                                        5,000         5,550
                                                                     -------
                                                                      87,787
                                                                     -------
Food, Beverage & Tobacco - 0.51%
B&G Foods 9.625% 8/1/07                                 10,000        10,288
DiGiorgio 10.00% 6/15/07                                 8,000         7,960
                                                                     -------
                                                                      18,248
                                                                     -------
Healthcare & Pharmaceuticals - 0.35%
#Ameripath 144A 10.50% 4/1/13                            5,000         5,225
Team Health 12.00% 3/15/09                               7,000         7,175
                                                                     -------
                                                                      12,400
                                                                     -------
Home Builders - 0.15%
Standard-Pacific 9.25% 4/15/12                           5,000         5,400
                                                                     -------
                                                                       5,400
                                                                     -------
Industrial Machinery - 0.38%
#Casella Waste Systems 144A 9.75% 2/1/13                 4,000         4,220
IESI 10.25% 6/15/12                                      9,000         9,450
                                                                     -------
                                                                      13,670
                                                                     -------
Leisure, Lodging & Entertainment - 1.62%
Alliance Gaming 10.00% 8/1/07                            7,000         7,297
Extended Stay America 9.875% 6/15/11                     5,000         5,238
#Hard Rock Hotel 144A 8.875% 6/1/13                      5,000         5,163
Herbst Gaming 10.75% 9/1/08                              7,000         7,682
Penn National 11.125% 3/1/08                             6,000         6,600
Premier Parks 9.75% 6/15/07                              6,000         6,045
Regal Cinemas 9.375% 2/1/12                             10,000        10,924
#Town Sports International 144A 9.625% 4/15/11           2,000         2,090
#Turning Stone 144A 9.125% 12/15/10                      6,000         6,353
                                                                     -------
                                                                      57,392
                                                                     -------

Delaware Retirement Income Fund
                                                      Principal      Market
                                                       Amount         Value
Corporate Bonds (Continued)
Metals & Mining - 0.31%
Jorgensen (Earle M.) 9.75% 6/1/12                      $ 2,000       $  2,090
US Steel 9.75% 5/15/10                                   9,000          8,954
                                                                     --------
                                                                       11,044
                                                                     --------
Packaging & Containers - 0.53%
AEP Industries 9.875% 11/15/07                           7,000          6,825
Portola Packaging 10.75% 10/1/05                         4,000          4,100
#Radnor Holdings 144A 11.00% 3/15/10                     8,000          8,120
                                                                     --------
                                                                       19,045
                                                                     --------
Paper & Forest Products - 0.58%
Georgia-Pacific 9.875% 11/1/21                          19,000         18,715
#Georgia-Pacific 144A 7.375% 7/15/08                     2,000          1,990
                                                                     --------
                                                                       20,705
                                                                     --------
REITs - 0.31%
MeriStar Hospitality Operating Partnership
  10.50% 6/15/09                                         5,000          4,888
Tanger Properties 9.125% 2/15/08                         6,000          6,225
                                                                     --------
                                                                       11,113
                                                                     --------
Retail - 0.72%
Office Depot 10.00% 7/15/08                              7,000          8,225
#Remington Arms 144A 10.50% 2/1/11                      11,000         11,083
Saks 7.25% 12/1/04                                       6,000          6,255
                                                                     --------
                                                                       25,563
                                                                     --------
Telecommunications - 0.47%
Nextel Communications 9.375% 11/15/09                    5,000          5,388
Northern Telecom Capital 7.40% 6/15/06                   4,000          3,940
PanAmSat 8.50% 2/1/12                                    4,000          4,300
Qwest 7.20% 11/1/04                                      3,000          3,079
                                                                     --------
                                                                       16,707
                                                                     --------
Textiles, Apparel & Furniture - 0.63%
#Levi Strauss 144A 12.25% 12/15/12                       5,000          4,200
#Oxford Industry 144A 8.875% 6/1/11                      8,000          8,080
#Phillips Van-Heusen 144A 8.125% 5/1/13                 10,000         10,300
                                                                     --------
                                                                       22,580
                                                                     --------
Transportation & Shipping - 0.62%
Hornbeck-Leevac 10.625% 8/1/08                           4,000          4,360
Kansas City Southern Railway 9.50% 10/1/08               8,000          8,600
#Overseas Shipholding Group 144A 8.25% 3/15/13           9,000          9,270
                                                                     --------
                                                                       22,230
                                                                     --------
Utilities - 2.29%
Avista 9.75% 6/1/08                                      8,000          8,880
Calpine 10.50% 5/15/06                                   8,000          6,600
Homer City Fund 8.137% 10/1/19                           3,000          3,113
#Illinois Power 144A 11.50% 12/15/10                     2,000          2,205
Midland Funding II 11.75% 7/23/05                       13,000         14,072
Midwest Generation 8.30% 7/2/09                          6,000          5,891
Mirant Americas
   7.625% 5/1/06                                         4,000          2,970
   8.30% 5/1/11                                          4,000          2,520
#Nevada Power 144A 10.875% 10/15/09                     11,000         12,182
#PSEG Energy Holdings 144A 7.75% 4/16/07                 5,000          5,318
#Semco Energy 144A 7.75% 5/15/13                         9,000          9,540
#Williams Gas Pipelines 144A 7.375% 11/15/06             8,000          8,440
                                                                     --------
                                                                       81,731
                                                                     --------
Total Corporate Bonds (cost $713,596)                                 730,699
                                                                     --------

Delaware Retirement Income Fund

                                                      Principal       Market
                                                       Amount         Value
Foreign Bonds - 3.15%
Australia - 0.14%
Great Central Mining 8.875% 4/1/08                     $  9,000      $  5,130
                                                                     --------
                                                                        5,130
                                                                     --------
Canada - 1.72%
Ainsworth Lumber 12.50% 7/15/07                           7,000         7,805
CP Ships Limited 10.375% 7/15/12                          5,000         5,600
Fairfax Financial Holdings 7.75% 12/15/03                10,000        10,000
#Hollinger 144A 11.875% 3/1/11                            4,000         4,220
Rogers Cablesystems 10.00% 3/15/05                        5,000         5,375
Star Choice Communications 13.00% 12/15/05                4,000         4,240
Tembec Industries 8.50% 2/1/11                           14,000        13,930
Western Oil Sands 8.375% 5/1/12                           9,000         9,765
                                                                     --------
                                                                       60,935
                                                                     --------
France - 0.30%
#Rhodia 144A 8.875% 6/1/11                                6,000         6,060
#Vivendi Universal 144A 9.25% 4/15/10                     4,000         4,565
                                                                     --------
                                                                       10,625
                                                                     --------
Ireland - 0.36%
MDP Acquisitions 9.625% 10/1/12                           2,000         2,163
#MDP Acquistitions 144A 9.625% 10/1/12                   10,000        10,812
                                                                     --------
                                                                       12,975
                                                                     --------
British Virgin Islands - 0.19%
Chippac International 12.75% 8/1/09                       6,000         6,765
                                                                     --------
                                                                        6,765
                                                                     --------
Liberia - 0.14%
Royal Caribbean 8.75% 2/2/11                              5,000         5,050
                                                                     --------
                                                                        5,050
                                                                     --------
Netherlands - 0.06%
#Bluewater Finance 144A 10.25% 2/15/12                    2,000         2,030
                                                                     --------
                                                                        2,030
                                                                     --------
Sweden - 0.24%
Stena AB 9.625% 12/1/12                                   8,000         8,730
                                                                     --------
                                                                        8,730
                                                                     --------
Total Foreign Bonds (cost $112,828)                                   112,240
                                                                     --------



Convertible Bonds- 18.40%
Cable, Media & Publishing - 1.45%
World Color Press 6.00% 10/1/07                          50,000        51,875
                                                                     --------
                                                                       51,875
                                                                     --------
Computers & Technology - 1.27%
#Siebel Systems 144A 5.50% 9/15/06                       45,000        45,338
                                                                     --------
                                                                       45,338
                                                                     --------
Energy - 2.05%
Duke Energy 1.75% 5/15/23                                70,000        73,150
                                                                     --------
                                                                       73,150
                                                                     --------
Industrial Machinery - 2.43%
MascoTech 4.50% 12/15/03                                 90,000        86,850
                                                                     --------
                                                                       86,850
                                                                     --------
Leisure, Lodging & Entertainment - 1.47%
#Regal Entertainment 144A 3.75% 5/15/08                  50,000        52,375
                                                                     --------
                                                                       52,375
                                                                     --------
Miscellaneous - 2.26%
#Tyco International Group 144A 2.75% 1/15/18             75,000        80,531
                                                                     --------
                                                                       80,531
                                                                     --------
Retail - 3.73%
#Gap 144A 5.75% 3/15/09                                 100,000       133,000
                                                                     --------
                                                                      133,000
                                                                     --------

Delaware Retirement Income Fund
                                                      Principal       Market
                                                       Amount         Value
Convertible Bonds (Continued)
Transportation & Shipping - 1.51%
Continental Airlines 4.50% 2/1/07                      $75,000       $ 53,719
                                                                     --------
                                                                       53,719
                                                                     --------
Utilities - 2.23%
#Centerpoint Energy 144A 3.75% 5/15/23                  70,000         79,450
                                                                     --------
                                                                       79,450
                                                                     --------
Total Convertible Bonds (cost $609,088)                               656,288
                                                                     --------


                                                      Number of
                                                       Shares

Preferred Stock- 8.40%
REITs - 5.16%
LaSalle Hotel Properties 10.25%                          3,300         90,750
Ramco-Gershenson Properties 9.50%                        3,500         93,590
                                                                     --------
                                                                      184,340
                                                                     --------
Utilities - 3.24%
Public Service Enterprise Group 10.25%                   1,900        115,425
                                                                     --------
                                                                      115,425
                                                                     --------
Total Preferred Stock (cost $267,267)                                 299,765
                                                                     --------


Convertible Preferred Stock- 3.89%
Aerospace & Defense - 1.95%
Northrop Grumman 7.25%                                     700         69,964
                                                                     --------
                                                                       69,964
                                                                     --------
Environmental Services - 0.50%
Allied Waste Industries Convertible 6.25%                  300         17,700
                                                                     --------
                                                                       17,700
                                                                     --------
Telecommunications - 0.00%
**Intermedia Communications Preferred PIK 13.50%             1             31
                                                                     --------
                                                                           31
                                                                     --------
Transportation - 1.44%
Union Pacific Capital Trust 6.25%                          267         13,817
#Union Pacific Capital Trust TIDES 144A 6.25%              723         37,416
                                                                     --------
                                                                       51,233
                                                                     --------
Total Convertible Preferred Stock (cost $133,577)                     138,928
                                                                     --------


Warrants - 0.06%
+#Solutia                                                   12              -
+XM Satellite Radio                                          3          2,108
                                                                     --------
Total Warrant (cost $1,636)                                             2,108
                                                                     --------

Delaware Retirement Income Fund
                                                      Principal       Market
                                                       Amount          Value
Repurchase Agreements- 6.00%
With BNP Paribas 1.24% 6/2/03
   (dated 5/30/03, collateralized by $73,325
   U.S. Treasury Bills due 8/28/03, market
   value $73,125)                                      $71,675       $   71,675
With Cantor Fitzgerald 1.24% 6/2/03
   (dated 5/30/03, collateralized by $23,875
   U.S. Treasury Notes 5.25% due 5/15/04,
   market value $24,882 and $11,025 U.S Treasury Notes
   7.25% due 5/15/04, market value $11,683)             35,825           35,825
With J. P. Morgan Securities 1.18% 6/2/03
   (dated 5/30/03, collateralized by $18,150
   U.S. Treasury Notes 2.125% due 8/31/04, market
   value $18,446)                                       18,075           18,075
With UBS Warburg 1.24% 6/2/03
   (dated 5/30/03, collateralized by $82,075
   U.S. Treasury Notes 7.875% due 11/15/04, market
   value $90,197)                                       88,425           88,425
                                                                     ----------
Total Repurchase Agreements (cost $214,000)                             214,000
                                                                     ----------


Total Market Value of Securities - 99.96%
   (cost $3,408,492)                                                  3,566,130

Receivables and Other Assets Net of Liabilities - 0.04%                   1,270
                                                                     ----------

Net Assets Applicable to 378,547 Shares Outstanding - 100.00%        $3,567,400
                                                                     ----------

Net Asset Value - Delaware Retirement Income Fund Class A
   ($3,751 / 398 Shares)                                                  $9.42
                                                                          =====
Net Asset Value - Delaware Retirement Income Fund Institutional Class
   ($3,563,649 / 378,149 Shares)                                          $9.42
                                                                          =====
-------------------
+Non-income producing security for the period ended May 31, 2003.
# Securities exempt from registration under 144A of the Securities Act of 1933.
  See Note 7 in "Notes to Financial Statements".
**Non-income producing security.  Security is currently in default.
+ Zero coupon bond. The interest rate shown is the yield at the time of purchase.
++ Step coupon bond.

Summary of Abbreviations:
PIK - Pay in Kind
REITs - Real Estate Investment Trust
TIDES - Term Income Deferred Equity Securities

Components of Net Assets at May 31, 2003:
Shares of beneficial interest (unlimited authorization - no par)     $3,325,036
Undistributed net investment income                                      60,129
Accumulated net realized gain on investments                             24,597
Net unrealized appreciation of investments                              157,638
                                                                     ----------
Total net assets                                                     $3,567,400
                                                                     ==========

Net Asset Value and Offering Price per Share -
Delaware Retirement Income Fund
Net asset value Class A (A)                                               $9.42
Sales charge (5.75% of offering price, or 6.05% of the
 amount invested per share) (B)                                            0.57
                                                                          -----
Offering price                                                            $9.99
                                                                          -----
-------------------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

DELAWARE SMALL CAP CONTRARIAN FUND
----------------------------------

May 31, 2003 (Unaudited)
                                                      Number of       Market
                                                        Shares         Value
Common Stock- 95.90%
Aerospace & Defense - 1.75%
+Armor Holdings                                           600        $  8,166
+DRS Technologies                                       1,100          27,500
+Herley Industries                                      1,300          20,410
                                                                     --------
                                                                       56,076
                                                                     --------
Banking & Finance - 7.44%
Associated Banc-Corp                                    1,108          41,439
Colonial BancGroup                                      3,200          43,232
Commercial Federal                                      1,300          29,211
Compass Bancshares                                      1,500          55,275
Greater Bay Bancorp                                     1,600          32,160
Riggs National                                          1,600          23,760
+Sterling Financial                                       583          13,887
                                                                     --------
                                                                      238,964
                                                                     --------
Basic Industry/Capital Goods - 20.54%
+AGCO                                                   1,000          17,880
Crane                                                   1,200          25,056
+Crown Holdings                                         2,700          17,901
Federal Signal                                          2,100          37,968
Florida Rock Industries                                   800          34,024
Freeport McMoRan Copper & Gold Class B                  1,300          28,535
Fuller (H.B.)                                           1,000          23,820
Gibraltar Steel                                         1,000          19,340
Granite Construction                                    1,150          21,252
+Griffon                                                3,100          47,678
Harsco                                                    800          28,304
+Jacobs Engineering Group                                 900          35,136
Kaydon                                                  1,400          29,680
+Louisiana-Pacific                                      2,700          26,028
MacDermid                                               1,400          35,000
+Mueller Industries                                       700          18,333
+Pactiv                                                 2,800          54,740
PolyOne                                                 3,000          14,940
Smith (A.O.)                                              900          28,602
Spartech                                                1,300          25,870
+Terex                                                  1,300          23,075
+Tetra Tech                                             1,300          22,035
Texas Industries                                          700          15,477
Universal Forest Products                                 400           7,708
Wausau-Mosinee Paper                                    1,900          21,375
                                                                     --------
                                                                      659,757
                                                                     --------
Business Services - 3.96%
+Handleman                                              1,800          32,832
Owens & Minor                                           1,300          27,625
+Right Management Consultants                           1,300          16,887
The Brinks Company                                      1,600          25,328
+United Stationers                                        800          24,384
                                                                     --------
                                                                      127,056
                                                                     --------
Consumer Durables - 5.24%
+Furniture Brands International                         1,300          34,164
KB Home                                                 1,100          68,750
La-Z-Boy                                                1,000          21,910
+Lear                                                     700          27,846
+WCI Communities                                          800          15,600
                                                                     --------
                                                                      168,270
                                                                     --------

Delaware Small Cap Contrarian Fund
                                                      Number of       Market
                                                        Shares         Value

Common Stock (Continued)
Consumer Services - 3.56%
Belo Class A                                              900        $ 21,060
+CEC Entertainment                                        100           3,432
+Movie Gallery                                          1,000          18,640
+Rare Hospitality International                         1,100          31,438
+Rent-A-Center                                            600          39,864
                                                                     --------
                                                                      114,434
                                                                     --------
Energy - 5.71%
+Cal Dive International                                 1,400          31,122
Chesapeake Energy                                       3,700          37,777
+Comstock Resources                                     2,700          37,017
+Grey Wolf                                              4,800          21,504
+Magnum Hunter Resources                                3,100          22,320
+Newfield Exploration                                     900          33,714
                                                                     --------
                                                                      183,454
                                                                     --------
Food, Beverage & Tobacco - 4.03%
Bunge                                                   1,000          28,900
+Constellation Brands                                   1,700          46,869
+International Multifoods                               1,200          24,240
+Jack in the Box                                        1,400          29,428
                                                                     --------
                                                                      129,437
                                                                     --------
Healthcare & Pharmaceuticals - 5.23%
+Abgenix                                                1,400          15,050
+Celgene                                                  700          22,036
+Community Health Systems                                 800          16,664
Cooper Companies                                          600          20,712
+Humana                                                 3,000          38,970
+Pharmaceutical Resources                                 600          24,624
+Protein Design Labs                                    2,100          30,051
                                                                     --------
                                                                      168,107
                                                                     --------
Insurance - 6.31%
AmerUs Group                                            1,100          29,601
Arthur J. Gallagher                                     1,000          27,250
Berkley (W.R)                                             900          44,325
Harleysville Group                                      1,100          26,906
Platinum Underwriters Holdings                            600          16,572
RenaissanceRe Holdings                                  1,300          58,110
                                                                     --------
                                                                      202,764
                                                                     --------
Real Estate - 0.85%
The St. Joe Company                                       900          27,378
                                                                     --------
                                                                       27,378
                                                                     --------
REITs - 5.16%
Chelsea Property Group                                    600          24,936
Keystone Property Trust                                 1,200          21,780
Mack-Cali Realty                                          800          27,496
Pan Pacific Retail Properties                           1,100          43,219
Prentiss Properties Trust                                 900          25,974
Reckson Associates Realty                               1,100          22,275
                                                                     --------
                                                                      165,680
                                                                     --------

Delaware Small Cap Contrarian Fund
                                                      Number of       Market
                                                        Shares         Value

Common Stock (Continued)
Retail - 7.49%
+AnnTaylor Stores                                       1,100      $   28,127
+Barnes & Noble                                         1,100          26,180
+Bebe Stores                                            1,100          20,042
+Big 5 Sporting Goods                                     700           8,925
+Department 56                                            800           9,632
+Genesco                                                1,100          16,665
+Goody's Family Clothing                                2,000          13,680
+Insight Enterprises                                    1,900          16,606
+Jo-Ann Stores Class A                                    900          20,448
+Kirkland's                                               500           7,500
+Oakley                                                 1,700          18,870
+Shoe Carnival                                            800          12,392
+Sports Authority                                       1,200          11,856
+Whitehall Jewellers                                      600           5,748
Wolverine World Wide                                    1,300          23,881
                                                                   ----------
                                                                      240,552
                                                                   ----------
Technology - 7.51%
+Actel                                                  1,400          31,066
+ASM International                                      1,900          29,374
+Bell Microproducts                                     1,800           7,380
+Freemarkets                                            2,400          18,024
+International Rectifier                                  900          23,562
+Lawson Software                                        3,100          15,779
+Photronics                                             1,100          18,524
+Storage Technology                                     1,000          27,000
Symbol Technologies                                     1,600          21,440
+Take-Two Interactive Software                            800          20,200
+Veeco Instruments                                      1,500          28,935
                                                                   ----------
                                                                      241,284
                                                                   ----------
Textiles, Apparel & Furniture - 0.66%
Phillips-Van Heusen                                     1,500          21,165
                                                                   ----------
                                                                       21,165
                                                                   ----------
Telecommunications - 2.80%
+Amdocs Limited                                         2,500          48,775
+Comverse Technology                                    2,700          41,067
                                                                   ----------
                                                                       89,842
                                                                   ----------
Transportation - 4.88%
Alexander & Baldwin                                     1,600          43,488
Arkansas Best                                             900          23,850
+Continental Airlines Class B                           1,100          12,122
+Kirby                                                  1,000          27,500
+Northwest Airlines Class A                             1,200          10,716
+SCS Transportation                                       550           7,117
Skywest                                                   800          10,944
+Yellow                                                   800          21,024
                                                                   ----------
                                                                      156,761
                                                                   ----------
Utilities - 2.78%
Black Hills                                               500          15,025
+El Paso Electric                                       1,700          20,230
PNM Resources                                           1,000          26,550
Southwest Gas                                           1,300          27,625
                                                                   ----------
                                                                       89,430
                                                                   ----------
Total Common Stock (cost $2,586,355)                                3,080,411
                                                                   ----------

Delaware Small Cap Contrarian Fund

                                                         Principal    Market
                                                          Amount       Value
Repurchase Agreements- 4.27%
With BNP Paribas 1.24% 6/2/03
   (dated 5/30/03, collateralized by $46,975
   U.S. Treasury Bills due 8/28/03, market value $46,814)  $45,875   $ 45,875
With Cantor Fitzgerald 1.24% 6/2/03
   (dated 5/30/03, collateralized by $15,250
   U.S. Treasury Notes 5.25% due 5/15/04,
   market value $15,929 and $7,050 U.S Treasury Notes
   7.25% due 5/15/04, market value $7,479)                  22,950     22,950
With J. P. Morgan Securities 1.18% 6/2/03
   (dated 5/30/03, collateralized by $11,575
   U.S. Treasury Notes 2.125% due 8/31/04, market
   value $11,809)                                           11,575     11,575
With UBS Warburg 1.24% 6/2/03
   (dated 5/30/03, collateralized by $52,500
   U.S. Treasury Notes 7.875% due 11/15/04, market
   value $57,743)                                           56,600     56,600
                                                                     --------
Total Repurchase Agreements (cost $137,000)                           137,000
                                                                     --------


Total Market Value of Securities - 100.17%
   (cost $2,723,355)                                                3,217,411

Liabilities Net of Receivables and Other Assets - (0.17%)              (5,379)
                                                                   ----------

Net Assets Applicable to 301,944 Shares Outstanding - 100.00%      $3,212,032
                                                                   ----------

Net Asset Value - Delaware Small Cap Contrarian Fund Class A
   ($16.62 / 1.562 Shares)                                             $10.64
                                                                       ======
Net Asset Value - Delaware Small Cap Contrarian Fund Institutional Class
   ($3,212,015 / 301,942 Shares)                                       $10.64
                                                                       ======
-------------------
+Non-income producing security for the period ended May 31, 2003.
Summary of Abbreviation:
REITs - Real Estate Investment Trust


Components of Net Assets at May 31, 2003:
Shares of beneficial interest (unlimited authorization - no par)   $2,634,069
Undistributed net investment income                                     4,240
Accumulated net realized gain on investments                           79,667
Net unrealized appreciation of investments                            494,056
                                                                   ----------
Total net assets                                                   $3,212,032
                                                                   ==========

Net Asset Value and Offering Price per Share -
Delaware Small Cap Contrarian Fund
Net asset value Class A (A)                                            $10.64
Sales charge (5.75% of offering price, or 6.11%
of the amount invested per share) (B)                                    0.65
                                                                       ------
Offering price                                                         $11.29
                                                                       ------

-------------------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements of Operations

                                                                                          Delaware                Delaware
                                                                                         Retirement               Small Cap
                                                                                           Income                Contrarian
Six Months Ended May 31, 2003 (Unaudited)                                                   Fund                    Fund
--------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends                                                                                 $ 39,524                $ 13,935
Interest                                                                                    53,983                   1,003
                                                                                          --------                --------
                                                                                            93,507                  14,938
                                                                                          --------                --------

Expenses:
Management fees                                                                             10,636                  10,635
Custodian fees                                                                               1,637                     232
Trustees' fees                                                                               1,260                   1,296
Reports and statements to shareholders                                                       1,004                     664
Dividend disbursing, transfer agent fees and expenses                                          693                     519
Registration fees                                                                              598                   1,012
Accounting and administration expenses                                                         565                     534
Professional fees                                                                              302                     189
Distribution expense - Class A                                                                   3                       -
Other                                                                                          341                     309
                                                                                          --------                --------
                                                                                            17,039                  15,390
Less expenses absorbed or waived by investment manager                                      (4,698)                 (4,718)
Less waiver of distribution expenses - Class A                                                  (3)                      -
Less expenses paid indirectly                                                                  (71)                    (39)
                                                                                          --------                --------
Total expenses                                                                              12,267                  10,633
                                                                                          --------                --------

Net Investment Income                                                                       81,240                   4,305
                                                                                          --------                --------



Net Realized and Unrealized Gain on Investments:
Net realized gain on investments                                                            46,082                  81,855
Net change in unrealized appreciation/depreciation of investments                          204,000                 205,102
                                                                                          --------                --------

Net Realized and Unrealized Gain on Investments                                            250,082                 286,957
                                                                                          --------                --------

Net Increase in Net Assets Resulting from Operations                                      $331,322                $291,262
                                                                                          --------                --------

                             See accompanying notes

                                                                            Delaware Retirement             Delaware Small Cap
                                                                                 Income Fund                 Contrarian Fund
                                                                        ------------------------------------------------------------
                                                                     Six Months Ended  Year Ended     Six Months Ended  Year Ended
                                                                          5/31/03       11/30/02           5/31/03       11/30/02
                                                                        (Unaudited)                      (Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income                                                   $   81,240     $   154,220       $    4,305     $   22,348
Net realized gain on investments                                            46,082          80,901           81,855        149,177
Net change in unrealized appreciation/depreciation of investments          204,000        (147,989)         205,102       (140,890)
                                                                        -----------------------------------------------------------
Net increase in net assets resulting from operations                       331,322          87,132          291,262         30,635
                                                                        -----------------------------------------------------------


Dividends and Distributions to Shareholders from:
Net investment income:
    Class A                                                                    (83)             (1)               -              -
    Institutional Class                                                   (172,891)       (153,263)         (21,293)       (28,045)

Net realized gain on investments:
    Class A                                                                      -               -               (1)            (2)
    Institutional Class                                                          -               -         (147,913)      (228,515)
                                                                        -----------------------------------------------------------
                                                                          (172,974)       (153,264)        (169,207)      (256,562)
                                                                        -----------------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold:
    Class A                                                                  2,165           1,218                -              -
    Institutional Class                                                          -       3,250,000                -              -

Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                     83               1                1              3
    Institutional Class                                                    172,891         153,263          169,206        256,560
                                                                        -----------------------------------------------------------
                                                                           175,139       3,404,482          169,207        256,563
                                                                        -----------------------------------------------------------
Cost of shares repurchased:
    Class A                                                                    (30)              -               (2)           (15)
    Institutional Class                                                        (15)     (3,369,860)               -              -
                                                                        -----------------------------------------------------------
                                                                               (45)     (3,369,860)              (2)           (15)
                                                                        -----------------------------------------------------------
Increase in net assets derived from capital share transactions             175,094          34,622          169,205        256,548
                                                                        -----------------------------------------------------------

Net Increase (Decrease) in Net Assets                                      333,442         (31,510)         291,260         30,621

Net Assets:
Beginning of period                                                      3,233,958       3,265,468        2,920,772      2,890,151
                                                                        -----------------------------------------------------------
End of period                                                           $3,567,400     $ 3,233,958       $3,212,032     $2,920,772
                                                                        -----------------------------------------------------------

                           See accompanying notes

Financial Highlights

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                             Delaware Retirement Income Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months Ended
                                                                  5/31/03(1)                         Year Ended
                                                                 (Unaudited)  11/30/02(2)  11/30/01   11/30/00   11/30/99  11/30/98
                                                                  ----------  -----------  --------   --------   --------  --------
Net asset value, beginning of period                               $ 9.030      $ 9.230    $ 9.600    $ 9.430    $10.160   $11.700

Income (loss) from investment operations:
     Net investment income(3)                                        0.216        0.429      0.405      0.403      0.431     0.632
     Net realized and unrealized gain (loss) on investments          0.657       (0.196)    (0.041)     0.285     (0.156)   (0.402)
                                                                   -------      -------    -------    -------    -------   -------
     Total from investment operations                                0.873        0.233      0.364      0.688      0.275     0.230
                                                                   -------      -------    -------    -------    -------   -------

Less dividends and distributions from:
     Net investment income                                          (0.483)      (0.433)    (0.400)    (0.420)    (0.620)   (0.570)
     Net realized gain on investments                                    -            -     (0.334)    (0.098)    (0.385)   (1.200)
                                                                   -------      -------    -------    -------    -------   -------
     Total dividends and distributions                              (0.483)      (0.433)    (0.734)    (0.518)    (1.005)   (1.770)
                                                                   -------      -------    -------    -------    -------   -------

Net asset value, end of period                                     $ 9.420      $ 9.030    $ 9.230    $ 9.600    $ 9.430   $10.160
                                                                   =======      =======    =======    =======    =======   =======

Total return(4)                                                      10.21%        2.58%      3.87%      7.66%      3.14%     2.22%

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                       $     4      $     1    $     -    $    24    $    22   $    23
     Ratio of expenses to average net assets                          0.75%        0.75%      0.75%      0.75%      0.75%     0.75%
     Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                        1.34%        1.30%      1.05%      1.24%      1.17%     1.62%
     Ratio of net investment income to average net assets             4.97%        4.71%      4.38%      4.22%      4.46%     6.01%
     Ratio of net investment income to average net assets
       prior to expense limitation and expenses paid indirectly       4.38%        4.16%      4.08%      3.73%      4.03%     5.14%
     Portfolio turnover                                                205%         188%        89%        41%        42%       91%

---------------------
(1) Ratios and portfolio tunover have been annualized and total return has not been annualized.
(2) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities. The effect of this change for the year ended November 30, 2002 was a decrease in net investment income per share of $0.048, an increase in net realized and unrealized gain (loss) per share of $0.048, and a decrease in the ratio of net investment income to average net assets of 0.53%. Per share data and ratios for periods prior to December 1, 2001 have not been restated to reflect this change in accounting.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.


                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                          Delaware Retirement Income Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                Months Ended
                                                               5/31/03(1)                          Year Ended
                                                               (Unaudited) 11/30/02(2)  11/30/01    11/30/00    11/30/99   11/30/98
                                                                ---------  -----------  --------    --------    --------   --------
Net asset value, beginning of period                             $ 9.030     $ 9.230     $ 9.600     $ 9.420     $10.150   $11.690

Income (loss) from investment operations:
     Net investment income(3)                                      0.216       0.429       0.405       0.403       0.431     0.632
     Net realized and unrealized gain (loss) on investments        0.657      (0.196)     (0.041)      0.295      (0.156)   (0.402)
                                                                 -------     -------     -------     -------     -------   -------
     Total from investment operations                              0.873       0.233       0.364       0.698       0.275     0.230
                                                                 -------     -------     -------     -------     -------   -------

Less dividends and distributions from:
     Net investment income                                        (0.483)     (0.433)     (0.400)     (0.420)     (0.620)   (0.570)
     Net realized gain on investments                                  -           -      (0.334)     (0.098)     (0.385)   (1.200)
                                                                 -------     -------     -------     -------     -------   -------
     Total dividends and distributions                            (0.483)     (0.433)     (0.734)     (0.518)     (1.005)   (1.770)
                                                                 -------     -------     -------     -------     -------   -------

Net asset value, end of period                                   $ 9.420     $ 9.030     $ 9.230     $ 9.600     $ 9.420   $10.150
                                                                 =======     =======     =======     =======     =======   =======
Total return(4)                                                    10.21%       2.58%       3.87%       7.78%       3.15%     2.22%

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                     $ 3,563     $ 3,233     $ 3,265     $ 3,145     $ 2,924   $ 2,840
     Ratio of expenses to average net assets                        0.75%       0.75%       0.75%       0.75%       0.75%     0.75%
     Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                      1.04%       1.00%       0.75%       0.94%       0.87%     1.32%
     Ratio of net investment income to average net assets           4.97%       4.71%       4.38%       4.22%       4.46%     6.01%
     Ratio of net investment income to average net assets
       prior to expense limitation and expenses paid indirectly     4.68%       4.46%       4.38%       4.03%       4.33%     5.44%
     Portfolio turnover                                              205%        188%         89%         41%         42%       91%

----------------------------
(1) Ratios and portfolio tunover have been annualized and total return has not been annualized.
(2) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities. The effect of this change for the year ended November 30, 2002 was a decrease in net investment income per share of $0.048, an increase in net realized and unrealized gain (loss) per share of $0.048, and a decrease in the ratio of net investment income to average net assets of 0.53%. Per share data and ratios for periods prior to December 1, 2001 have not been restated to reflect this change in accounting.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                          Delaware Small Cap Contrarian Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Six Months Ended                                    12/29/98(2)
                                                                        5/31/03(1)              Year Ended                  To
                                                                       (Unaudited)   11/30/02    11/30/01    11/30/00     11/30/99
                                                                       ----------    --------    --------    --------     --------
Net asset value, beginning of period                                      $10.290     $ 11.130    $ 9.090     $ 8.930     $ 8.500

Income from investment operations:
     Net investment income(3)                                               0.014       0.079       0.111       0.159       0.104
     Net realized and unrealized gain on investments                        0.932       0.069       2.082       0.720       0.326
                                                                          -------     -------     -------     -------     -------
     Total from investment operations                                       0.946       0.148       2.193       0.879       0.430
                                                                          -------     -------     -------     -------     -------

Less dividends and distributions from:
     Net investment income                                                 (0.075)     (0.108)     (0.153)     (0.135)          -
     Net realized gain on investments                                      (0.521)     (0.880)          -      (0.584)          -
                                                                          -------     -------     -------     -------     -------
     Total dividends and distributions                                     (0.596)     (0.988)     (0.153)     (0.719)          -
                                                                          -------     -------     -------     -------     -------

Net asset value, end of period                                            $10.640     $10.290     $11.130     $ 9.090     $ 8.930
                                                                          =======     =======     =======     =======     =======

Total return(4)                                                              9.97%       1.08%      24.42%      10.56%       5.06%

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                              $     -     $     -     $     -     $     -     $     -
     Ratio of expenses to average net assets                                 0.75%       0.75%       0.75%       0.75%       0.80%
     Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                               1.38%       1.34%       1.18%       1.24%       2.14%
     Ratio of net investment income to average net assets                    0.30%       0.74%       1.07%       1.81%       1.27%
     Ratio of net investment income (loss) to average net assets
       prior to expense limitation and expenses paid indirectly             (0.33%)      0.15%       0.63%       1.32%      (0.12%)
     Portfolio turnover                                                        37%         76%         82%        125%         63%

----------------------------
(1) Ratios and portfolio tunover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                  Delaware Small Cap Contrarian Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Six Months Ended                                   12/29/98(2)
                                                                       5/31/031               Year Ended                  To
                                                                      (Unaudited)  11/30/02     11/30/01   11/30/00    11/30/99
                                                                      -----------  --------     --------   --------    --------
Net asset value, beginning of period                                    $10.290     $11.130     $ 9.090     $ 8.930     $ 8.500

Income from investment operations:
     Net investment income3                                               0.014       0.079       0.111       0.159       0.104
     Net realized and unrealized gain on investments                      0.932       0.069       2.082       0.720       0.326
                                                                        -------     -------     -------     -------     -------
     Total from investment operations                                     0.946       0.148       2.193       0.879       0.430
                                                                        -------     -------     -------     -------     -------

Less dividends and distributions from:
     Net investment income                                               (0.075)     (0.108)     (0.153)     (0.135)          -
     Net realized gain on investments                                    (0.521)     (0.880)          -      (0.584)          -
                                                                        -------     -------     -------     -------     -------
     Total dividends and distributions                                   (0.596)     (0.988)     (0.153)     (0.719)          -
                                                                        -------     -------     -------     -------     -------

Net asset value, end of period                                          $10.640     $10.290     $11.130     $ 9.090     $ 8.930
                                                                        =======     =======     =======     =======     =======

Total return4                                                              9.97%       1.08%      24.42%      10.56%       5.06%

Ratios and supplemental data:
     Net assets, end of period (000 omitted)                            $ 3,212     $ 2,921     $ 2,890     $ 2,322     $ 2,101
     Ratio of expenses to average net assets                               0.75%       0.75%       0.75%       0.75%       0.80%
     Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                             1.08%       1.04%      0.88%        0.94%       1.84%
     Ratio of net investment income to average net assets                  0.30%       0.74%       1.07%       1.81%       1.27%
     Ratio of net investment income (loss) to average net assets
       prior to expense limitation and expenses paid indirectly           (0.03%)      0.45%       0.93%       1.62%       0.18%
     Portfolio turnover                                                      37%         76%         82%        125%         63%

--------------------------------
(1) Ratios and portfolio tunover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


                             See accompanying notes

Notes to Financial Statements

May 31, 2003 (Unaudited)

Delaware Group Equity Funds V (the "Trust") is organized as a Delaware business trust and offers three series: Delaware Retirement Income Fund, Delaware Small Cap Contrarian Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Retirement Income Fund and Delaware Small Cap Contrarian Fund (each referred to as a "Fund" or collectively as the "Funds"). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of May 31, 2003, only Class A and Institutional Class have commenced operations.

The investment objective of the Delaware Retirement Income Fund is to seek to provide high current income and the potential for capital appreciation. The investment objective of Delaware Small Cap Contrarian Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation - All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Funds declare and pay dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. These transactions are done subject to best execution. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses and credits for the six months ended May 31, 2003 were as follows:

                                             Delaware              Delaware
                                            Retirement            Small Cap
                                           Income Fund         Contrarian Fund
                                     ----------------------- -------------------
Commission reimbursements                      $38                  $33
Earnings credits                                33                   6


2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                           Delaware           Delaware
                                          Retirement         Small Cap
                                         Income Fund       Contrarian Fund
                                     ----------------------------------------
On the first $500 million                  0.65%                0.75%
On the next $500 million                   0.60%                0.70%
On the next $1.5 billion                   0.55%                0.65%
Over $2.5 billion                          0.50%                0.60%

DMC has contracted to waive that portion, if any, of the management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 0.75% of average daily net assets through November 30, 2003.

The Funds have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administrative services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, the Funds pay Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. DDLP has elected voluntarily to waive such fees at this time. No distribution expenses are paid by Institutional Class shares.

At May 31, 2003, the Funds had liabilities payable to DMC and affiliates as follows:

                                             Delaware           Delaware
                                            Retirement          Small Cap
                                            Income Fund       Contrarian Fund
                                        ---------------------------------------
Investment management fee
   payable to DMC                              $879                $1,087
Dividend disbursing, transfer agent,
   accounting fees and other expenses
   payable to DSC                               501                   559
Other expenses payable to DMC
   and affiliates                               510                   504


Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.


3. Investments

For the period ended May 31, 2003, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                 Delaware             Delaware
                                 Retirement          Small Cap
                                Income Fund       Contrarian Fund
                            ----------------------------------------
Purchases                       $3,105,430            $597,896
Sales                            3,064,603             508,494

At May 31, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2003, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                 Delaware             Delaware
                                                Retirement          Small Cap
                                               Income Fund       Contrarian Fund
                                           -------------------------------------
Cost of investments                            $3,403,498           $2,723,355
                                           =====================================
Aggregate unrealized appreciation                $315,524             $584,796
Aggregate unrealized depreciation                (152,892)             (90,740)
                                           -------------------------------------
Net unrealized appreciation                      $162,632             $494,056
                                           =====================================

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended May 31, 2003 and the year ended November 30, 2002 were as follows:

Six months ended May 31, 2003*          Delaware            Delaware
------------------------------         Retirement          Small Cap
                                      Income Fund       Contrarian Fund
                                     ------------------------------------
Ordinary income                        $172,974            $19,145
Long-term capital gain                        -            150,062
                                     ------------------------------------
Total dividends and distributions      $172,974           $169,207
                                     ------------------------------------


Year ended November 30, 2002             Delaware           Delaware
----------------------------            Retirement       Income Small Cap
                                           Fund          Contrarian Fund
                                     ----------------------------------------
Ordinary income                          $153,264           $115,240
Long-term capital gain                          -            141,323
                                     ----------------------------------------
Total dividends and distributions        $153,264           $256,563
                                     ----------------------------------------

*Tax information for the period ended May 31, 2003 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2003, the components of net assets on a tax basis were as follows:

Delaware Retirement Income Fund
-------------------------------
Shares of beneficial interest                                      $3,325,036
Undistributed ordinary income                                          60,129
Undistributed long-term capital gains                                  41,177
Capital loss carryforwards                                            (21,574)
Unrealized appreciation of investments                                162,632
                                                                   ----------
Net assets                                                         $3,567,400
                                                                   ----------

Delaware Small Cap Contrarian Fund
----------------------------------
Shares of beneficial interest                                      $2,634,069
Undistributed ordinary income                                           4,240
Undistributed long-term capital gains                                  79,667
Unrealized appreciation of investments                                494,056
                                                                   ----------
Net assets                                                         $3,212,032
                                                                   ----------

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                                    Delaware
                                                   Retirement
                                                  Income Fund
                                                  -----------
Expires 2009                                        $21,574




5. Capital Shares

Transactions in capital shares were as follows:

                                        Delaware Retirement            Delaware Small Cap
                                            Income Fund                 Contrarian Fund
                                      Six Months      Year          Six Months       Year
                                        Ended         Ended           Ended          Ended
                                       5/31/03       11/30/02        5/31/03        11/30/02
                                   ----------------------------------------------------------
Shares sold:
Class A                                    248           142             -                -
Institutional Class                          1       357,536             -                -

Shares issued upon
reinvestment of
dividends and
distributions:
Class A                                      9             -             -                -
Institutional Class                     20,198        17,182        18,039           24,227
                                   ----------------------------------------------------------
                                        20,456       374,860        18,039           24,227
                                   ----------------------------------------------------------

Shares repurchased:
Class A                                     (3)            -             -               (1)
Institutional Class                         (2)     (370,722)            -                -

                                   ----------------------------------------------------------
                                            (5)     (370,722)            -               (1)
                                   ----------------------------------------------------------
Net increase                            20,451         4,138        18,039           24,226
                                   ==========================================================


6. Line of Credit

Delaware Retirement Income Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one-third of their net assets under the agreement. The Fund had no amount outstanding at May 31, 2003, or at any time during the period.


7. Credit and Market Risk

Each Fund may invest 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

Delaware Small Cap Contrarian Fund invests a significant portion of its assets in small and medium-sized companies and may be subject to certain risks associated with ownership of securities of small and medium-sized companies. Investments in small or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence of narrow product lines.

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in ensuring that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Exhibits

(a)  Code of Ethics

     Not applicable.

(b) (1) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:        Delaware Group Equity Funds V


         Jude T. Driscoll
-------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    August 1, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll                             Michael P. Bishof
-------------------------------             ----------------------------------
By:      Jude T. Driscoll                    By:      Michael P. Bishof
Title:   Chairman                                     Title:   Treasurer
Date:    August 1, 2003                               Date:    July 31, 2003